ACCRUED EXPENSES AND OTHER	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER
NOTE 9 -	ACCRUED EXPENSES AND OTHER
	December 31,
	2024	2023

Employees and payroll accruals	$6,292	$5,179
Accrued expenses	1,288	1,072
Authorities	156	116
*Contract liabilities	6,928	5,239
Warranty provision	353	325
Accrued royalties	3,097	1,736
Provision for restructuring plan	-	63
Other	480	222

	$18,594	$13,952

*Contract liabilities

	December 31,
	2024	2023

Opening balance	5,239	2,778
Additions	7,012	4,541
Revenue recognized	(5,323)	(2,080)

Closing balance	6,928	5,239